Interest-bearing liabilities - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	€ 5,357	€ 4,943
Cash flows	1,032	92
Acquisitions through business combinations	40
Changes in foreign exchange rates	(54)	19
Changes in fair value		(11)
Net additions	147	194
Other	118	120
Liabilities arising from financing activities, ending balance	6,640	5,357
Long-term interest bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	3,985	2,826
Cash flows	1,401	253
Acquisitions through business combinations	10
Changes in foreign exchange rates	(133)	43
Changes in fair value	102	131
Reclassification between long-term and short-term	(350)	738
Other		(6)
Liabilities arising from financing activities, ending balance	5,015	3,985
Short-term interest-bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	292	994
Cash flows	(83)	40
Acquisitions through business combinations	30
Changes in foreign exchange rates	(7)	1
Reclassification between long-term and short-term	350	(738)
Other	(21)	(5)
Liabilities arising from financing activities, ending balance	561	292
Derivatives held to hedge long-term borrowings
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	50	57
Cash flows	(52)	20
Changes in foreign exchange rates	123	(25)
Changes in fair value	(102)	(142)
Other	135	140
Liabilities arising from financing activities, ending balance	154	50
Cash inflow	135	138
Lease liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	1,030	1,066
Cash flows	(234)	(221)
Changes in foreign exchange rates	(37)
Net additions	147	194
Other	4	(9)
Liabilities arising from financing activities, ending balance	€ 910	€ 1,030